CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Net sales	$ 5,140,084	$ 3,977,539	$ 3,398,719
Cost of goods sold	3,027,336	2,294,832	1,926,256
Gross profit	2,112,748	1,682,707	1,472,463
Research and development expenses	346,128	311,583	295,469
Selling and administrative expenses	876,121	707,461	570,144
Restructuring and other charges, net	29,765	5,079	19,711
Amortization of acquisition-related intangibles	193,097	75,879	34,693
Losses (gains) on sale of assets	2,367	(1,177)	(184)
Operating profit	665,270	583,882	552,630
Interest expense	138,221	132,558	65,363
Loss on extinguishment of debt	0	38,810	0
Other income, net	(30,403)	(35,243)	(49,778)
Income before taxes	557,452	447,757	537,045
Taxes on income	97,184	107,976	241,380
Net income	460,268	339,781	295,665
Net income attributable to noncontrolling interests	4,395	2,479	0
Net income available to IFF common shareholders	455,873	337,302	295,665
Other comprehensive income:
Foreign currency translation adjustments	23,953	(99,580)	54,609
Gains (losses) on derivatives qualifying as hedges	(2,678)
Gains (losses) on derivatives qualifying as hedges		15,078	(17,936)
Pension and postretirement liability adjustment	(35,942)	19,757	5,940
Comprehensive income attributable to IFF stockholders	$ 441,206	$ 272,557	$ 338,278
Net income per share - basic (in dollars per share)	$ 4.05	$ 3.81	$ 3.73
Net income per share - diluted (in dollars per share)	$ 4.00	$ 3.79	$ 3.72
Average number of shares outstanding - basic (in shares)	111,966	87,551	79,070
Average number of shares outstanding - diluted (in shares)	113,307	88,121	79,370